SCHEDULE OF SHARE OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of shares Outstanding, Balance	26,656,618		18,513,407		25,754,673
Weighted-average exercise price Outstanding, Balance	$ 0.48		$ 0.75		$ 1.79
Weighted average remaining contractual term	7 years 8 months 1 day		6 years 9 months 29 days		6 years 3 days	6 years 2 months 4 days
Aggregate intrinsic value	$ 9,585,960		$ 2,405,170		$ 3,974,570
Weighted average fair value of options Outstanding, Balance	$ 0.88		$ 1.23		$ 1.20
Number of shares, Granted	22,064,611		10,429,567		1,266,357
Weighted-average exercise price, Granted		[1]		[1]	$ 0.01
Weighted average fair value of options, Granted	$ 0.04		$ 0.13		$ 0.57
Number of shares, Forfeited	(4,522,500)		(1,353,071)		(1,681,323)
Weighted-average exercise price, Forfeited	$ 0.86		$ 0.81		$ 1.34
Weighted average fair value of options, Forfeited	$ 1.81		$ 0.33		$ 2.58
Number of shares, Exercised	(6,880,590)		(933,285)		(6,826,300)
Weighted-average exercise price, Exercised		[1]	$ 0.01		$ 0.36
Weighted average fair value of options, Exercised	$ 0.11		$ 0.34		$ 0.67
Number of shares Outstanding, Balance	37,318,139		26,656,618		18,513,407	25,754,673
Weighted-average exercise price Outstanding, Balance	$ 0.24		$ 0.48		$ 0.75	$ 1.79
Aggregate intrinsic value	$ 8,898,370		$ 9,585,960		$ 2,405,170	$ 3,974,570
Weighted average fair value of options Outstanding, Balance	$ 0.44		$ 0.88		$ 1.23	$ 1.20
Number of shares,, Vested and expected to vest	37,318,139
Weighted-average exercise price outstanding, Vested and expected to vest	$ 0.24
Weighted average remaining contractual term vested and expected to vest	7 years 8 months 1 day
Aggregate intrinsic value, Vested and expected to vest	$ 8,898,370
Weighted average fair value of options, Vested and expected to vest	$ 0.44
Number of shares, Exercisable	37,318,139
Weighted-average exercise price outstanding, Exercisable	$ 0.24
Weighted average remaining contractual term exercisable	7 years 8 months 1 day
Aggregate intrinsic value exercisable	$ 8,898,370
Weighted average fair value of options, Exercisable	$ 0.44

[1]	Less than 0.01